Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Sep. 30, 2020	Jul. 01, 2020	Jun. 30, 2020	Sep. 30, 2019
Consolidated Balance Sheets
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common Stock, Shares Authorized	800,000,000	800,000,000	800,000,000	300,000,000	300,000,000
Common Stock, Shares Issued	193,094,766	193,044,766			173,577,233
Common Stock, Shares Outstanding	193,094,766	193,044,766			173,577,233